Other non-current debts - Summary of Other Non-current Debts (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other non-current debts [abstract]
Trade payables on leasehold improvements	€ 465	€ 0
Total Other non-current debts	€ 465